RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Dividends, Loans and Advances [Abstract]
Amount Available for Dividend Distribution without Prior Approval from Regulatory Agency	$ 6.4	$ 5.6
Equity Restrictions	$ 103.5	$ 100.4